Convertible Promissory Notes - Additional Information (Detail) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Jan. 17, 2017	Apr. 12, 2016	Dec. 16, 2015	Apr. 30, 2017	Apr. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Convertible promissory notes outstanding											$ 0
Fair value of derivative liability												$ 2,593,000
Interest expense							$ 259,000	$ 343,000	$ 785,000	$ 1,806,000	2,079,000	2,515,000	$ 472,000
Gains (losses) on extinguishment of debt										$ (462,000)	$ (462,000)	(35,000)
2015 Notes
Short-term Debt [Line Items]
Aggregate principal amount				$ 4,000,000
Bore interest rate				0.56%
Debt instrument, Maturity date				Dec. 16, 2016
Fair value of derivative liability				$ 1,800,000		$ 1,700,000
Legal costs				26,000
Interest expense												400,000	100,000
Amortization of debt discount												400,000	$ 100,000
Debt conversion amount						4,000,000
Convertible debt value						4,500,000
Carrying value of Notes, net of the unamortized debt discount						2,700,000
2015 Notes | Other income (expense), net [Member]
Short-term Debt [Line Items]
Gains (losses) on extinguishment of debt						$ (35,000)
2015 Notes | Minimum
Short-term Debt [Line Items]
Gross proceeds for sale of preferred stock				$ 5,000,000
2015 Notes | Debt conversion criteria, In the event of a qualified sale of preferred stock [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $5.0 million, all principal and accrued and unpaid interest under the 2015 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2015 Notes, divided by the price per share of the preferred stock sold in the financing, multiplied by 0.90.
2015 Notes | Debt conversion criteria, in the event of a dissolution, liquidation, winding-up or change-of-control event [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a dissolution, liquidation, winding-up or change-of-control event, the 2015 Notes contained a put option whereby the Company was required to pay to the holder of the 2015 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2015 Notes, plus any accrued but unpaid interest, multiplied by 1.10 and (ii) such amount that would be received if all outstanding principal and interest under 2015 Notes had converted into shares of the Company’s Series B preferred stock at the Series B Original Issue Price (see Note 11).
2015 Notes | Series C Preferred Stock
Short-term Debt [Line Items]
Debt conversion basis											In April 2016, in connection with the Company's issuance and sale of Series C redeemable convertible preferred stock (the "Series C preferred stock"), all of the outstanding principal and accrued interest then-outstanding under the 2015 Notes, totaling $4.0 million, was converted into 461,396 shares of Series C preferred stock at a price equal to 90% of the $9.65 per share price paid by investors in the Series C financing.
Debt conversion, number of shares issued						461,396
2016 Notes
Short-term Debt [Line Items]
Aggregate principal amount	$ 5,500,000		$ 5,500,000		$ 5,500,000
Bore interest rate			0.70%
Debt instrument, Maturity date			Oct. 12, 2017
Fair value of derivative liability	2,100,000		$ 3,900,000		2,100,000
Interest expense											$ 900,000	1,300,000
Amortization of debt discount											$ 900,000	1,300,000
Convertible debt value					6,200,000
Carrying value of Notes, net of the unamortized debt discount	3,700,000				3,700,000
Unamortized debt discount net	1,800,000				1,800,000							2,700,000
Debt issuance costs												$ 0
2016 Notes | Other income (expense), net [Member]
Short-term Debt [Line Items]
Gains (losses) on extinguishment of debt					$ (300,000)
2016 Notes | Minimum
Short-term Debt [Line Items]
Gross proceeds for sale of preferred stock			$ 20,000,000
2016 Notes | Debt conversion criteria, In the event of a qualified sale of preferred stock [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $20.0 million, all principal and accrued and unpaid interest under the 2016 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2016 Notes, divided by the price per share of the preferred stock sold in the financing, multiplied by 0.90.
2016 Notes | Debt conversion criteria, in the event of a dissolution, liquidation, winding-up or change-of-control event [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a dissolution, liquidation, winding-up or change-of-control event, the 2016 Notes contained a put option whereby the Company was required to pay to the holder of 2016 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2016 Notes plus any accrued but unpaid interest, multiplied by 1.10 an
2016 Notes | Series D Preferred Stock
Short-term Debt [Line Items]
Debt conversion basis											In April 2017, in connection with the Company's issuance and sale of Series D preferred stock, all of the outstanding principal and accrued interest under the 2016 Notes, totaling $5.5 million, was automatically converted into 1,896,297 shares of Series D preferred stock at a price equal to 90% of $3.2457 per share
Debt conversion, number of shares issued					1,896,297
2017 Notes
Short-term Debt [Line Items]
Aggregate principal amount		$ 4,900,000
Bore interest rate		0.96%
Debt instrument, Maturity date		Oct. 12, 2017
Fair value of derivative liability	200,000	$ 400,000			$ 200,000
Legal costs		17,000
Interest expense											$ 200,000
Amortization of debt discount											$ 100,000
Debt conversion amount	4,900,000
Carrying value of Notes, net of the unamortized debt discount	4,700,000				4,700,000
Unamortized debt discount net	$ 300,000				$ 300,000
Debt conversion price per share	$ 3.2457				$ 3.2457
2017 Notes | Other income (expense), net [Member]
Short-term Debt [Line Items]
Gains (losses) on extinguishment of debt	$ (100,000)
2017 Notes | Debt conversion criteria, In the event of a qualified sale of preferred stock [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a qualified sale of preferred stock to one or more institutional investors resulting in gross proceeds to the Company of at least $20.0 million, all principal and accrued and unpaid interest under the 2017 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2017 Notes, divided by the price per share of the preferred stock sold in the financin
2017 Notes | Debt conversion criteria, In the event of a qualified sale of preferred stock [Member] | Minimum
Short-term Debt [Line Items]
Gross proceeds for sale of preferred stock		$ 1,100,000
2017 Notes | Debt conversion criteria, in the event of a dissolution, liquidation, winding-up or change-of-control event [Member]
Short-term Debt [Line Items]
Debt conversion basis											In the event of a dissolution, liquidation, winding-up or change-of-control event, the 2017 Notes contained a put option whereby the Company was required to pay to the holder of 2017 Notes an amount equal to the greater of (i) the principal amount then outstanding under the 2017 Notes plus any accrued but unpaid interest, multiplied by 1.10 and (ii) such amount that would be received if all outstanding principal and interest under 2017 Notes had converted into shares of the Company’s Series C preferred stock at the Series C Original Issue Price (see Note 11). In addition, in the event that (i) any principal or interest under any of the 2017 Notes remained outstanding on October 12, 2017 (the maturity date); (ii) any amount under the 2017 Notes was to be prepaid; or (iii) any amount under any of the 2017 Notes became due and payable in connection with an event of default, as defined, the 2017 Notes were convertible at the option of the holder into a number of shares of the Company’s Series C preferred stock equal to the quotient of the outstanding principal amount and all accrued and unpaid interest under the 2017 Notes divided by the Series C Original Issue Price
2017 Notes | Series D Preferred Stock
Short-term Debt [Line Items]
Debt conversion, number of shares issued	1,524,107				1,524,107